CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Third-parties:
Advertising service revenue	$ 101,637,591	$ 102,311,166	$ 114,741,386
Advertising equipment revenue	208,246	187,609	178,914
Total third-parties revenues	101,845,837	102,498,775	114,920,300
Related parties:
Advertising service revenue	768,789	806,127
Advertising equipment revenue	1,186,375	1,436,446	747,550
Total related-parties revenue	1,955,164	2,242,573	747,550
Total revenues	103,801,001	104,741,348	115,667,850
Third-parties:
Advertising service cost	102,246,766	90,310,455	121,374,431
Advertising equipment cost	444,311	212,304	125,458
Total third-parties cost of revenues	102,691,077	90,522,759	121,499,889
Related parties:
Advertising equipment cost	94,206	300,791	219,833
Total cost of revenues	102,785,283	90,823,550	121,719,722
Gross (loss) profit	1,015,718	13,917,798	(6,051,872)
Operating expenses:
Selling and marketing expenses	17,502,447	27,274,981	42,979,527
General and administrative expenses	16,362,597	9,336,373	18,676,539
Impairment loss on intangible assets and goodwill			178,814,411
Contingent loss in connection with a litigation		2,149,903	5,993,145
Total operating expenses	33,865,044	38,761,257	246,463,622
Government grant	4,165,627	2,783,085	756,757
Share of profits (losses) from equity method investees	(1,946)	(76,412)	45,509
Dividend income from other investments	254,759	128,611	162,100
Gain on settlements of consideration payable	1,800,047
Other operating income		1,307
Operating loss	(26,630,839)	(22,006,868)	(251,551,128)
Interest income	307,072	418,736	696,292
Interest expense	(4,569,207)	(1,425,625)	(2,614,543)
Change in fair value through profit and loss	157,518
Other expenses	(587,937)	(669,018)	(605,958)
Net loss before income taxes	(31,323,393)	(23,682,775)	(254,075,337)
Income tax benefits (expenses)	(142,554)	(373,584)	7,547,421
Net loss	(31,465,947)	(24,056,359)	(246,527,916)
Net loss attributable to noncontrolling interest	388,732	88,489	118,724
Net loss attributable to VisionChina Media Inc. shareholders	(31,077,215)	(23,967,870)	(246,409,192)
Net loss per share:
Basic (in dollars per share)	$ (0.31)	$ (0.24)	$ (2.43)
Diluted (in dollars per share)	$ (0.31)	$ (0.24)	$ (2.43)
Weighted average shares used in computation of net loss per share:
Basic (in shares)	101,601,913	101,495,442	101,351,222
Diluted (in shares)	101,601,913	101,495,442	101,351,222
Share-based compensation expenses during the related periods included in:
Share-based compensation expenses	570,681	842,290	668,654
Cost of revenues [Member]
Share-based compensation expenses during the related periods included in:
Share-based compensation expenses	72,778	73,225	52,824
Selling and marketing expenses [Member]
Share-based compensation expenses during the related periods included in:
Share-based compensation expenses	107,404	379,246	394,719
General and administrative expenses [Member]
Share-based compensation expenses during the related periods included in:
Share-based compensation expenses	$ 390,499	$ 389,819	$ 221,111